Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Schedule of Inventories

(CHF in thousands)	6/30/2022	12/31/2021

Shoes	185,639	118,944
Apparel	28,765	14,359
Accessories	3,368	1,769
Allowances	(1,059)	(894)
Inventories	216,713	134,178